Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

	2020 £’000	2019 £’000
Trade payables	£2,159	£4,220
Other taxation and social security	8,293	5,634
Other liabilities	2,810	2,985
Accruals	42,134	33,326
Deferred income	3,203	2,337
Total trade and other payables	£58,599	£48,502